ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:

	2021	2020	2019

Trade payables	$987,498	$1,603,284	$1,507,644
Payroll related liabilities	521,692	60,455	44,677
Accrued liabilities	282,032	66,622	173,387

	$1,791,222	$1,730,361	$1,725,708